Pay vs Performance Disclosure U_pure in Millions	12 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Average Summary	Average	Value of Initial Fixed $100 Investment Based on:(4)
Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1(1)(2)(3) ($)	Compensation Actually Paid to PEO 2(1)(2)(3) ($)	Compensation Table Total for Non-PEO NEOs(1) ($)	Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted EBITDA (Comp)(5) ($ Millions)

2025	—	8,022,901	—	8,798,890	2,398,806	2,580,896	298.08	373.99	84.7	803
2024	—	6,579,555	—	6,816,253	2,576,388	3,248,664	273.02	361.69	482.6	964
2023	9,603,625	—	20,834,770	—	2,648,855	4,195,063	282.94	376.11	859.8	1,367
2022	10,207,641	—	20,007,324	—	2,768,137	4,201,966	201.02	305.08	1,217.3	1,472
2021	9,054,252	—	19,888,683	—	2,357,005	3,608,516	159.38	265.38	412.9	762

(1)
Barbara R. Smith was our PEO for fiscal years 2018 through 2023 (“PEO 1”). Peter R. Matt is our PEO beginning with fiscal year 2024 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Paul Lawrence	Paul Lawrence	Peter Matt	Paul Lawrence	Paul Lawrence
Jody Absher	Jody Absher	Paul Lawrence	Jody Absher	Kekin Ghelani
Jennifer Durbin	Jennifer Durbin	Jody Absher	Jennifer Durbin	Jody Absher
Tracy L. Porter	Ty L. Garrison	Jennifer Durbin	Barbara R. Smith	Jennifer Durbin
	Tracy L. Porter	Ty L. Garrison	Ty L. Garrison

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)

2025	8,022,901	(5,505,805)	6,281,794	8,798,890

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,398,806	(1,316,917)	1,499,007	2,580,896

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)

2025	6,109,161	394,618	—	(221,985)	—	—	6,281,794

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	1,454,582	62,727	—	(18,302)	—	—	1,499,007

(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Steel Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested for the period starting August 31, 2020, through the end of the listed year in the Company and in the S&P 500 Steel Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Adjusted EBITDA (Comp) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO 2 and Non-PEO NEOs in fiscal year 2025. We defined Adjusted EBITDA (Comp) as the sum of the Company’s net earnings before interest expense, income taxes, depreciation and amortization expense, and the amortization of acquired unfavorable contract backlog. Adjusted EBITDA (Comp) is a non-GAAP financial measure. Please refer to Appendix A for reconciliations and other information related to Adjusted EBITDA (Comp).

Company Selected Measure Name	Adjusted EBITDA (Comp)
Named Executive Officers, Footnote
(1)
Barbara R. Smith was our PEO for fiscal years 2018 through 2023 (“PEO 1”). Peter R. Matt is our PEO beginning with fiscal year 2024 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Paul Lawrence	Paul Lawrence	Peter Matt	Paul Lawrence	Paul Lawrence
Jody Absher	Jody Absher	Paul Lawrence	Jody Absher	Kekin Ghelani
Jennifer Durbin	Jennifer Durbin	Jody Absher	Jennifer Durbin	Jody Absher
Tracy L. Porter	Ty L. Garrison	Jennifer Durbin	Barbara R. Smith	Jennifer Durbin
	Tracy L. Porter	Ty L. Garrison	Ty L. Garrison

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Steel Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested for the period starting August 31, 2020, through the end of the listed year in the Company and in the S&P 500 Steel Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)

2025	8,022,901	(5,505,805)	6,281,794	8,798,890

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)

2025	6,109,161	394,618	—	(221,985)	—	—	6,281,794

Non-PEO NEO Average Total Compensation Amount	$ 2,398,806	$ 2,576,388	$ 2,648,855	$ 2,768,137	$ 2,357,005
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,580,896	3,248,664	4,195,063	4,201,966	3,608,516
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,398,806	(1,316,917)	1,499,007	2,580,896

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	1,454,582	62,727	—	(18,302)	—	—	1,499,007

Compensation Actually Paid vs. Total Shareholder Return

Relationship between PEO and Non-PEO NEO Compensation Actually Paid and total shareholder return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the S&P 500 Steel Index TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and net income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted ebitda (comp)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA (Comp) during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Relationship between PEO and Non-PEO NEO Compensation Actually Paid and total shareholder return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the cumulative TSR for the S&P 500 Steel Index TSR over the same period.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO 2 and other NEOs for fiscal year 2025 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA (Comp) Adjusted Earnings (Comp) Return on Invested Capital for Compensation Purposes (ROICC) Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 298.08	273.02	282.94	201.02	159.38
Peer Group Total Shareholder Return Amount	373.99	361.69	376.11	305.08	265.38
Net Income (Loss)	$ 84,700,000	$ 482,600,000	$ 859,800,000	$ 1,217,300,000	$ 412,900,000
Company Selected Measure Amount	803	964	1,367	1,472	762
PEO Name		Peter R. Matt	Barbara R. Smith	Barbara R. Smith	Barbara R. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (Comp)
Non-GAAP Measure Description
(5)
We determined Adjusted EBITDA (Comp) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO 2 and Non-PEO NEOs in fiscal year 2025. We defined Adjusted EBITDA (Comp) as the sum of the Company’s net earnings before interest expense, income taxes, depreciation and amortization expense, and the amortization of acquired unfavorable contract backlog. Adjusted EBITDA (Comp) is a non-GAAP financial measure. Please refer to Appendix A for reconciliations and other information related to Adjusted EBITDA (Comp).

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings (Comp)
Measure:: 3
Pay vs Performance Disclosure
Name	ROICC)
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Barbara R. Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 9,603,625	$ 10,207,641	$ 9,054,252
PEO Actually Paid Compensation Amount	0	0	20,834,770	20,007,324	19,888,683
Peter R. Matt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,022,901	6,579,555	0	0	0
PEO Actually Paid Compensation Amount	8,798,890	$ 6,816,253	$ 0	$ 0	$ 0
PEO | Peter R. Matt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,505,805)
PEO | Peter R. Matt [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,281,794
PEO | Peter R. Matt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,109,161
PEO | Peter R. Matt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,618
PEO | Peter R. Matt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter R. Matt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,985)
PEO | Peter R. Matt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter R. Matt [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,316,917)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,499,007
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,454,582
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,727
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,302)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0